Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Inventories

	€ million	€ million
Inventories	2021	2020
Raw materials and consumables	1,598	1,523
Finished goods and goods for resale	3,393	3,223
Total inventories	4,991	4,746
Provision for inventories	(308)	(284)
	4,683	4,462

Summary of Other Provisions for Inventories

	€ million	€ million
Provision for inventories	2021	2020
1 January	284	288
Charge to income statement	65	116
Reduction/(releases)	(56)	(97)
Currency translations	9	(26)
Others(a)	6	3
31 December	308	284
(a)Others include the amount relating to the acquisition/disposal of businesses and transfers.